Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Non-controlling Interests [Abstract]
Changes in Non-Controlling Interest
The following table details the changes in non-controlling interest for the years ended December 31, 2019, 2018, and 2017 (in thousands):

	2019	2018	2017
Non-controlling interest, beginning of period	$2,621	$913	$2,229
Net income	4,264	3,377	2,335
Distributions	(2,371)	(1,669)	(3,651)
Non-controlling interest, end of period	$4,514	$2,621	$913